Segment Reporting	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company allocates capital and assesses performance both from the separate perspectives of its three publicly-traded subsidiaries Teekay Offshore Partners L.P. (or Teekay Offshore), Teekay LNG Partners, L.P. (or Teekay LNG), and Teekay Tankers Ltd. (or Teekay Tankers) (together, the Daughter Companies) and Teekay and its remaining subsidiaries (or Teekay Parent), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Companies and Teekay Parent (the Legal Entity approach) and its segments are presented accordingly on this basis. The Company has four primary lines of business: (1) offshore logistics (shuttle tankers, the HiLoad DP unit, floating storage and offtake (or FSO) units, units for maintenance and safety (or UMS) and long-distance towing and offshore installation vessels), (2) offshore production (floating production, storage and off-loading (or FPSO) units), (3) liquefied gas carriers (liquefied natural gas (or LNG) and liquefied petroleum gas (or LPG) carriers) and (4) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Company and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.

The following table includes results for the Company’s revenues by segment for the three and six months ended June 30, 2017 and 2016:

	Revenues
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore
Offshore Logistics(1)	151,080	155,095	310,527	320,205
Offshore Production	110,247	124,715	223,102	257,499
Conventional Tankers(1)	3,465	4,654	7,301	13,468
	264,792	284,464	540,930	591,172

Teekay LNG
Liquefied Gas Carriers(1)	89,431	84,497	178,378	163,082
Conventional Tankers	11,473	14,744	23,706	31,930
	100,904	99,241	202,084	195,012

Teekay Tankers(2)
Conventional Tankers(1)	108,789	145,738	239,274	317,047

Teekay Parent
Offshore Production	48,173	58,600	92,515	113,806
Conventional Tankers(1)	1,757	9,534	3,924	23,584
Other	15,565	14,970	27,422	43,440
	65,495	83,104	123,861	180,830

Eliminations and other	(26,057)	(24,928)	(48,721)	(55,334)
	513,923	587,619	1,057,428	1,228,727

(1)
Certain vessels are chartered between the Daughter Companies and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the three and six months ended June 30, 2017 and 2016 is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore - Offshore Logistics	14,207	10,129	24,218	18,508
Teekay Offshore - Conventional Tankers	—	—	—	6,410
Teekay LNG - Liquefied Gas Carriers	8,564	8,933	17,555	18,646
Teekay Tankers - Conventional Tankers	—	2,453	—	4,988
	22,771	21,515	41,773	48,552

(2)
On May 31, 2017, Teekay Tankers acquired from Teekay Parent the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL); Teekay Tankers acquired its initial 50% interest in TTOL in August 2014. As a result of the acquisition, the financial information for Teekay Tankers prior to the date that Teekay Tankers acquired its remaining 50% interest in TTOL is retroactively adjusted to include the results of TTOL during the periods they were under common control of Teekay and had begun operations.

The following table includes results for the Company’s income (loss) from vessel operations by segment for the three and six months ended June 30, 2017 and 2016:

	Income (Loss) from Vessel Operations(1)
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2017	2016	2017	2016
	$	$	$	$
Teekay Offshore
Offshore Logistics	15,400	(11,954)	43,283	30,552
Offshore Production	31,601	36,412	64,581	76,024
Conventional Tankers	(783)	(187)	(1,188)	5,994
	46,218	24,271	106,676	112,570

Teekay LNG
Liquefied Gas Carriers	40,043	42,484	83,379	82,673
Conventional Tankers	(10,172)	5,070	(7,430)	(18,136)
	29,871	47,554	75,949	64,537

Teekay Tankers(2)
Conventional Tankers	1,587	32,948	12,328	89,772

Teekay Parent
Offshore Production	(18,618)	(8,343)	(39,029)	(26,043)
Conventional Tankers	(2,988)	(12,176)	(5,447)	(13,281)
Other	(7,784)	(8,276)	(20,586)	(16,252)
	(29,390)	(28,795)	(65,062)	(55,576)

	48,286	75,978	129,891	211,303

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)
On May 31, 2017, Teekay Tankers acquired from Teekay Parent, the remaining 50% interest in TTOL; Teekay Tankers acquired its initial 50% interest in TTOL in August 2014. As a result of the acquisition, the financial information for Teekay Tankers prior to the date that Teekay Tankers acquired its remaining 50% interest in TTOL is retroactively adjusted to include the results of TTOL during the periods they were under common control of Teekay and had begun operations.

A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheets is as follows:

	June 30, 2017	December 31, 2016
	$	$
Teekay Offshore - Offshore Logistics	2,660,051	2,677,784
Teekay Offshore - Offshore Production	2,643,055	2,672,100
Teekay Offshore - Conventional Tankers	3,800	4,818
Teekay LNG - Liquefied Gas Carriers	4,189,383	3,957,088
Teekay LNG - Conventional Tankers	155,938	193,553
Teekay Tankers - Conventional Tankers	1,716,171	1,870,211
Teekay Parent - Offshore Production	599,388	635,364
Teekay Parent - Conventional Tankers	30,870	55,937
Teekay Parent - Other	12,279	13,208
Cash and cash equivalents	600,881	567,994
Other assets not allocated	215,051	281,244
Eliminations	(56,435)	(114,549)
Consolidated total assets	12,770,432	12,814,752